UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811-08685
                                    ---------


                           ROCHDALE INVESTEMENT TRUST
                           --------------------------
               (Exact name of registrant as specified in charter)


                              570 LEXINGTON AVENUE
                             NEW YORK, NY 10022-6837
                             -----------------------
               (Address of principal executive offices) (Zip code)


                               LAURA CORSELL, ESQ
                     1400 NORTH PROVIDENCE ROAD, SUITE 6020
                                 MEDIA, PA 19063
                                 ---------------
                     (Name and address of agent for service)


                                 (800) 245-9888
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: December 31
                         -----------


Date of reporting period: September 30, 2004
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


                         ROCHDALE LARGE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004 (UNAUDITED)

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS: 99.6%

BASIC MATERIALS: 0.9%
          2,755  Ecolab, Inc.(1)                                             $         86,617
          1,499  Sigma-Aldrich Corp.                                                   86,942
                                                                             -----------------
                                                                                      173,559
                                                                             -----------------
CONSUMER CYCLICALS: 10.0%
            558  Autozone, Inc.*                                                       43,106
          2,965  Best Buy Co., Inc.                                                   160,822
          2,245  Harley-Davidson, Inc.                                                133,443
          8,963  Home Depot, Inc.                                                     351,350
          3,126  International Game Technology                                        112,380
          3,668  Lowe's Companies, Inc.                                               199,356
          1,546  NIKE, Inc. - Class B                                                 121,825
          1,883  TJX Companies, Inc.                                                   41,501
         13,512  Wal-Mart Stores, Inc.                                                718,838
          1,331  Yum! Brands, Inc.                                                     54,118
                                                                             -----------------
                                                                                    1,936,739
                                                                             -----------------
CONSUMER NON CYCLICALS: 39.8%
          4,172  Abbott Laboratories                                                  176,726
          8,960  Altria Group, Inc.                                                   421,478
          6,240  Amgen, Inc.*                                                         353,683
          3,677  Avon Products, Inc.                                                  160,611
          1,063  Becton, Dickinson & Co.                                               54,957
          3,287  Biomet, Inc.                                                         154,095
          5,432  Boston Scientific Corp.*(1)                                          215,813
          1,914  C.R. Bard, Inc.                                                      108,390
          3,694  Campbell Soup Company                                                 97,115
          2,654  Cardinal Health, Inc.                                                116,166
         10,806  Coca-Cola Co.                                                        432,780
          3,658  Colgate Palmolive Co.                                                165,268
          4,618  Equifax, Inc.                                                        121,731
            549  Express Scripts, Inc.*                                                35,872
          2,565  Forest Laboratories, Inc.*                                           115,374
          1,584  Fortune Brands, Inc.(1)                                              117,359
          1,305  Gillette Company (The)                                                54,471
          2,361  Guidant Corp.                                                        155,920
          2,105  H&R Block, Inc.(1)                                                   104,029
         12,814  Johnson & Johnson Co.                                                721,813
          2,194  McCormick & Company, Inc.                                             75,342
          6,166  Medtronic, Inc.(1)                                                   320,015
          3,984  Merck & Co., Inc.                                                    131,472
          2,872  Paychex, Inc.                                                         86,591
          7,903  PepsiCo, Inc.                                                        384,481
         31,602  Pfizer, Inc.                                                         967,021
         11,502  Procter & Gamble Co.                                                 622,488
          5,449  Sara Lee Corp.                                                       124,564

                         ROCHDALE LARGE GROWTH PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
CONSUMER NON CYCLICALS, CONTINUED
          1,881  St. Jude Medical, Inc.*                                     $        141,583
          3,570  Stryker Corp.                                                        171,646
          4,583  Sysco Corp.                                                          137,123
          2,135  The Clorox Co.                                                       113,796
          3,863  UnitedHealth Group, Inc.                                             284,858
          3,073  UST, Inc.                                                            123,719
          1,952  Zimmer Holdings, Inc.*                                               154,286
                                                                             -----------------
                                                                                    7,722,636
                                                                             -----------------
FINANCIAL SERVICES: 6.6%
          6,570  American Express Co.                                                 338,092
          2,332  Federal National Mortgage Association                                147,849
          4,586  Federated Investors, Inc. - Class B                                  130,426
          3,561  Marsh & McLennan Companies, Inc.                                     162,951
          3,459  Nasdaq-100 index Tracking Stock(1)                                   121,584
          1,861  North Fork Bancorporation, Inc.(1)                                    82,721
          3,894  SLM Corp.                                                            173,672
          2,462  T Rowe Price Group, Inc.                                             125,414
                                                                             -----------------
                                                                                    1,282,709
                                                                             -----------------
INDUSTRIALS: 13.0%
          1,035  3M Co.                                                                82,769
          1,716  American Standard Companies, Inc.*                                    66,770
          3,244  Ball Corp.                                                           121,423
          1,118  Black & Decker Corp.(1)                                               86,578
          1,955  Caterpillar, Inc.                                                    157,280
          3,179  Danaher Corp.(1)                                                     163,019
          2,469  Emerson Electric Co.                                                 152,806
         38,633  General Electric Co.                                               1,297,296
          1,767  Sealed Air Corp.*                                                     81,900
          2,471  United Technologies Corp.                                            230,742
          2,227  Waters Corp.*                                                         98,211
                                                                             -----------------
                                                                                    2,538,794
                                                                             -----------------
TECHNOLOGY: 21.5%
          3,098  Adobe Systems, Inc.                                                  153,258
          2,067  Analog Devices, Inc.                                                  80,158
          3,358  Applied Materials, Inc.*(1)                                           55,373
          1,594  Autodesk, Inc.(1)                                                     77,516
          1,988  Automatic Data Processing, Inc.                                       82,144
          4,674  Citrix Systems, Inc.*                                                 81,888
         11,246  Dell, Inc.*                                                          400,358
          3,082  Electronic Arts, Inc.*(1)                                            141,741
          4,497  First Data Corp.                                                     195,620
          2,966  IMS Health, Inc.                                                      70,947
         29,082  Intel Corp.                                                          583,385
          3,653  International Business Machines Corp. (IBM)                          313,208
          2,174  Intuit, Inc.*                                                         98,700
          2,395  Lexmark International Group, Inc.*                                   201,204

                         ROCHDALE LARGE GROWTH PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
TECHNOLOGY, CONTINUED
          1,258  Maxim Integrated Products, Inc.(1)                          $         53,201
         36,459  Microsoft Corp.                                                    1,008,091
          5,846  National Semiconductor Corp.                                          90,555
         24,132  Oracle Corp.*                                                        272,209
          9,515  Texas Instruments, Inc.(1)                                           202,479
                                                                             -----------------
                                                                                    4,162,035
                                                                             -----------------
TELECOMMUNICATIONS: 7.8%
         31,317  Cisco Systems, Inc.*                                                 566,838
          1,434  McGraw-Hill Companies, Inc.                                          114,275
          5,034  Nextel Communications, Inc.*(1)                                      120,011
          1,931  Omnicom Group, Inc.                                                  141,079
          8,198  Qualcomm, Inc.                                                       320,050
          3,309  Symantec Corp.*                                                      181,598
          1,875  Yahoo!, Inc.*                                                         63,581
                                                                             -----------------
                                                                                    1,507,432
                                                                             -----------------

TOTAL COMMON STOCKS
      (cost $18,091,457)                                                           19,323,904
                                                                             -----------------

Principal Amount                                                                   Value
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.5%
MONEY MARKET INVESTMENT: 0.5%
$        90,681  Union Bank of California Money Market Fund                            90,681
                                                                             -----------------

TOTAL SHORT-TERM INVESTMENT
      (cost $90,681)                                                                   90,681
                                                                             -----------------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING: 9.9%
COMMERCIAL PAPER: 1.8%
        357,614  Bear Stearns & Co., 2.025%, 10/6/04                                  357,614
                                                                             -----------------

REPURCHASE AGREEMENT: 8.1%
      1,566,408  Lehman Brothers Triparty Agreement, 1.945%, 10/1/04(2)             1,566,408
                                                                             -----------------

TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
      (cost $1,924,022)                                                             1,924,022
                                                                             -----------------

TOTAL INVESTMENTS
      (cost $20,106,160+), 110.0%                                                  21,338,607
LIABILITIES IN EXCESS OF OTHER ASSETS,  (10.0)%                                    (1,945,504)
                                                                             -----------------
NET ASSETS, 100.0%                                                           $     19,393,103
                                                                             =================

                         ROCHDALE LARGE GROWTH PORTFOLIO

      *     Non-income producing security.

(1) This security or a portion of this security is out on loan at September 30, 2004. Total loaned securities had a market value of $1,870,614 at September 30, 2004.

(2) Collaterized by $1,645,039 of various investment grade corporate bonds and commercial papers with interest rate of 4.51%.

+ At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

                                                                                   Value
----------------------------------------------------------------------------------------------
Cost of investments for tax purposes                                         $     20,106,160
                                                                             =================
Gross tax unrealized appreciation                                            $      2,261,350
Gross tax unrealized depreciation                                                  (1,028,903)
                                                                             -----------------
Net tax unrealized appreciation                                              $      1,232,447
                                                                             =================

                         ROCHDALE LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004 (UNAUDITED)

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS: 99.8%

BASIC MATERIALS: 2.8%
          2,881  Alcoa, Inc.                                                 $         96,773
          3,093  Georgia-Pacific Corp.                                                111,193
          5,530  Louisiana Pacific Corp.(1)                                           143,503
          1,799  Phelps Dodge Corp.                                                   165,562
          3,735  United States Steel Corp.                                            140,511
                                                                             -----------------
                                                                                      657,542
                                                                             -----------------
CONSUMER CYCLICALS: 6.6%
          5,813  Carnival Corp.(1)                                                    274,897
          1,642  Costco Wholesale Corp.                                                68,242
          5,108  CVS Corp.                                                            215,200
          1,767  J.C. Penney Co., Inc.                                                 62,340
          2,514  Johnson Controls, Inc.                                               142,820
          2,152  Jones Apparel Group, Inc.                                             77,042
          2,141  McDonald's Corp.                                                      60,012
          3,150  PACCAR, Inc.                                                         217,728
          2,772  Pulte Corp.                                                          170,118
          1,559  Target Corp.                                                          70,545
          1,803  VF Corp.                                                              89,158
         13,987  Visteon Corp.(1)                                                     111,756
                                                                             -----------------
                                                                                    1,559,858
                                                                             -----------------
CONSUMER NON CYCLICALS: 8.5%
          1,880  Aetna, Inc.                                                          187,868
          3,162  Biogen Idec, Inc.*                                                   193,420
          4,888  Caremark Rx, Inc.*(1)                                                156,758
         17,569  Cendant Corp.                                                        379,490
          1,482  General Mills,  Inc.                                                  66,542
          3,424  Genzyme Corp.*                                                       186,300
          1,826  HCA, Inc.                                                             69,662
          4,152  Kroger Co. (The)*                                                     64,439
          4,212  Quest Diagnostics, Inc.                                              371,583
          3,781  Reynolds American, Inc.(1)                                           257,259
            797  Wellpoint Health Networks, Inc.*                                      83,757
                                                                             -----------------
                                                                                    2,017,078
                                                                             -----------------
ENERGY: 9.5%
          1,601  Anadarko Petroleum Corp.                                             106,242
          2,127  Apache Corp.                                                         106,584
          1,766  Baker Hughes, Inc.(1)                                                 77,210
          2,595  Burlington Resources, Inc.                                           105,876
          7,742  ChevronTexaco Corp.                                                  415,281
          1,600  ConocoPhillips                                                       132,560
          1,081  Devon Energy Corp.                                                    76,762
         18,609  Exxon Mobil Corp.                                                    899,373
          2,392  Marathon Oil Corp.                                                    98,742
          4,251  Occidental Petroleum Corp.                                           237,758
                                                                             -----------------
                                                                                    2,256,388
                                                                             -----------------

                         ROCHDALE LARGE VALUE PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 52.2%
          4,814  ACE Ltd.                                                    $        192,849
          7,387  Aflac, Inc.                                                          289,644
          7,225  Allstate Corp.                                                       346,728
         13,695  American International Group, Inc.                                   931,123
         22,724  Bank of America Corp.                                                984,631
          2,335  Bank of New York Co., Inc.                                            68,112
          3,770  BB&T Corp.                                                           149,631
          3,823  Capital One Financial Corp.                                          282,520
         25,539  Citigroup, Inc.                                                    1,126,780
          2,216  Comerica, Inc.                                                       131,520
         10,434  Countrywide Financial Corp.                                          410,995
          1,051  Federal Home Loan Mortgage Corp.                                      68,567
          1,377  Fifth Third Bancorp.(1)                                               67,776
          3,609  First Horizon National Corp.                                         156,486
          2,716  Franklin Resources, Inc.                                             151,444
          2,188  Golden West Financial Corp.                                          242,759
          3,592  Goldman Sachs Group, Inc.                                            334,918
          3,894  Hartford Financial Services Group, Inc.                              241,155
         18,212  JP Morgan Chase & Co.                                                723,563
          2,179  KeyCorp                                                               68,856
          2,205  Lehman Brothers Holdings, Inc.                                       175,783
          3,208  MBIA, Inc.                                                           186,738
         13,493  MBNA Corp.                                                           340,024
          7,654  Mellon Bank Corp.                                                    211,939
          8,166  Merrill Lynch & Co.                                                  406,014
          8,239  Metlife, Inc.                                                        318,437
          1,331  MGIC Investment Corp.(1)                                              88,578
          7,255  Morgan Stanley Dean Witter & Co.                                     357,671
          6,194  National City Corp.                                                  239,212
          2,811  PNC Financial Services Group                                         152,075
          4,058  Progressive Corp.                                                    343,916
          4,152  Prudential Financial, Inc.                                           195,310
          2,200  Regions Financial Corp.                                               72,732
          3,025  Suntrust Banks, Inc.                                                 212,990
          1,157  The Bear Stearns Companies, Inc.                                     111,269
          1,818  The Chubb Corp.                                                      127,769
          4,551  Torchmark Corp.                                                      242,022
         14,685  US Bancorp                                                           424,397
          7,783  Wachovia Corp.                                                       365,412
          3,418  Washington Mutual, Inc.                                              133,575
         10,034  Wells Fargo & Co.                                                    598,327
          1,804  XL Capital Ltd.                                                      133,478
                                                                             -----------------
                                                                                   12,407,725
                                                                             -----------------

                         ROCHDALE LARGE VALUE PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
INDUSTRIALS: 10.0%
          5,478  B.F. Goodrich Co.(1)                                        $        171,790
          2,891  Deere & Co.                                                          186,614
            859  FedEx Corp.                                                           73,608
          1,350  Fisher Scientific International, Inc.*                                78,745
          4,062  General Dynamics Corp.                                               414,730
          1,268  Illinois Tool Works, Inc.(1)                                         118,140
          5,123  Ingersoll-Rand Co.                                                   348,210
         10,646  Masco Corp.                                                          367,606
          2,448  Norfolk Southern Corp.                                                72,804
          4,616  Northrop Grumman Corp.                                               246,171
             17  Sanmina Corp.*                                                           120
         10,760  Tyco International Ltd.(1)                                           329,902
                                                                             -----------------
                                                                                    2,408,440
                                                                             -----------------
RETAIL: 0.4%
          2,601  Nordstrom, Inc.                                                       99,462
                                                                             -----------------
TECHNOLOGY: 4.3%
         10,623  Advanced Micro Devices, Inc.*(1)                                     138,099
          3,428  Affiliated Computer Services, Inc.*(1)                               190,837
          6,700  BMC Software, Inc.*                                                  105,927
         11,986  EMC Corp.*                                                           138,318
         20,469  Hewlett-Packard Co.                                                  383,794
          8,552  Novell, Inc.*                                                         53,963
                                                                             -----------------
                                                                                    1,010,938
                                                                             -----------------
TELECOMMUNICATIONS: 5.2%
          5,222  Andrew Corp.*(1)                                                      63,917
          4,657  BellSouth Corp.                                                      126,298
          3,068  Disney (Walt) Co.                                                     69,183
          3,681  Gannett Co., Inc.                                                    308,321
         18,756  Motorola, Inc.                                                       338,358
          3,872  SBC Communications, Inc.                                             100,478
          2,991  Sprint Corp.                                                          60,209
          4,185  Time Warner, Inc.*                                                    67,546
          2,665  Verizon Communications, Inc.                                         104,948
                                                                             -----------------
                                                                                    1,239,258
                                                                             -----------------
UTILITIES: 0.3%
          1,929  Exelon Corp.                                                          70,775
                                                                             -----------------
TOTAL COMMON STOCKS
      (cost $21,018,639)                                                           23,727,464
                                                                             -----------------

                         ROCHDALE LARGE VALUE PORTFOLIO

Principal Amount                                                                   Value
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.2%
MONEY MARKET INVESTMENT: 0.2%
$        50,715  Union Bank of California Money Market Fund                  $         50,715
                                                                             -----------------
TOTAL SHORT-TERM INVESTMENT
      (cost $50,715)                                                                   50,715
                                                                             -----------------
INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING: 9.0%
COMMERCIAL PAPER: 1.7%
        397,835  Bear Stearns & Co., 2.025%, 10/6/04                                  397,835
                                                                             -----------------
REPURCHASE AGREEMENT: 7.3%
      1,742,584  Lehman Brothers Triparty Agreement, 1.945%, 10/1/04(2)             1,742,584
                                                                             -----------------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
      (cost $2,140,419)                                                             2,140,419
                                                                             -----------------

TOTAL INVESTMENTS
      (cost $23,209,772+),  109.0%                                                 25,918,598
LIABILITIES IN EXCESS OF OTHER ASSETS,  (9.0)%                                     (2,146,854)
                                                                             -----------------
NET ASSETS, 100.0%                                                            $    23,771,744
                                                                             =================

      *     Non-income producing security.

(1) This security or a portion of this security is out on loan at September 30, 2004. Total loaned securities had a market value of $2,064,728 at September 30, 2004.

(2) Collaterized by $1,830,059 of various investment grade corporate bonds and commercial papers with interest rate of 4.51%.

+ At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                                         $     23,209,772
                                                                             =================
Gross tax unrealized appreciation                                            $      2,920,846
Gross tax unrealized depreciation                                                    (212,020)
                                                                             -----------------
Net tax unrealized appreciation                                              $      2,708,826
                                                                             =================

                       ROCHDALE MID/SMALL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004 (UNAUDITED)

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS: 99.9%
BASIC MATERIALS: 2.5%
          2,910  Cabot Microelectronics Corp.*(1)                            $        105,488
          4,720  Century Alumimun Co.*(1)                                             130,886
          3,271  Georgia Gulf Corp.                                                   145,854
          2,184  MacDermid, Inc.                                                       63,249
          2,476  Valspar Corp.                                                        115,580
                                                                             -----------------
                                                                                      561,057
                                                                             -----------------
CONSUMER CYCLICALS: 20.4%
          4,448  Abercrombie & Fitch Co.                                              140,112
          6,696  Applebee's International, Inc.                                       169,275
          2,273  Arctic Cat, Inc.                                                      58,984
          4,220  Arogosy Gaming Co.*                                                  165,424
          2,729  Brinker International, Inc.*                                          85,008
          3,624  CDW Corp.(1)                                                         210,301
          2,647  CEC Entertainment, Inc.*                                              97,277
          3,846  Chico's FAS, Inc.*                                                   131,533
          2,724  Claire's Stores, Inc.(1)                                              68,209
          5,318  Coach, Inc.*                                                         225,590
          3,779  Dollar Tree Stores, Inc.*(1)                                         101,844
          1,213  Ethan Allen Interiors, Inc.                                           42,152
          3,424  GTECH Holdings Corp.                                                  86,696
          2,220  Guitar Center, Inc.*                                                  96,126
            664  Harman International Industries, Inc.                                 71,546
          7,348  K-Swiss, Inc.                                                        141,449
          3,692  Macrovision Corp.*                                                    88,903
          3,473  Michaels Stores, Inc.                                                205,636
          3,811  Monaco Coach Corp.                                                    82,508
          3,514  Multimedia Games, Inc.*(1)                                            54,467
            966  Murphy Oil Corp.                                                      83,820
            362  NVR, Inc.*                                                           199,462
          1,554  O'Reilly Automotive, Inc.*(1)                                         59,503
          2,754  Oshkosh Truck Corp.                                                  157,143
          2,928  Outback Steakhouse, Inc.                                             121,600
          2,794  Polaris Industries, Inc.(1)                                          155,961
          2,976  Quiksilver, Inc.*                                                     75,650
          2,002  Regis Corp.                                                           80,520
          5,986  Ross Stores, Inc.                                                    140,312
          5,643  SCP Pool Corp.(1)                                                    150,894
          5,808  Shuffle Master, Inc.*(1)                                             217,568
          4,137  Sonic Corp.*                                                         106,031
          2,453  The Timberland Co.*                                                  139,330
          4,200  Thor Industries, Inc.                                                111,174
          2,330  Toro Co.                                                             159,139
          2,119  Wabash National Corp.*                                                58,209
          1,214  Williams-Sonoma, Inc.*                                                45,586
          3,363  Winnebago Industries, Inc.(1)                                        116,494
                                                                             -----------------
                                                                                    4,501,436
                                                                             -----------------

                       ROCHDALE MID/SMALL GROWTH PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
CONSUMER NON CYCLICALS: 26.5%
          3,393  Accredo Health, Inc.*                                       $         79,973
          2,870  American Medical Systems Holdings, Inc.*                             104,095
          2,781  Amsurg Corp.*                                                         58,902
          4,136  Apria Healthcare Group, Inc.*(1)                                     112,706
          3,236  Arbitron Inc.*                                                       118,470
          5,094  Barr Laboratories, Inc.*                                             211,044
          1,700  Biosite, Inc.*(1)                                                     83,232
          3,307  Blyth Industries, Inc.                                               102,186
          4,371  Career Education Corp.*                                              124,268
          1,685  Centene Corp.*(1)                                                     71,747
          2,763  Charles River Laboratories International, Inc.*                      126,545
          4,403  ChoicePoint, Inc.*                                                   187,788
          2,330  Coinstar, Inc.*(1)                                                    54,289
          7,004  Corinthian Colleges, Inc.*(1)                                         94,414
          3,374  Coventry Health Care, Inc.*                                          180,070
          7,574  Cytyc Corp.*                                                         182,912
          4,446  Dentsply International, Inc.                                         230,925
          2,658  Diagnostic Products Corp.                                            108,632
          2,926  DJ Orthopedics, Inc.*                                                 51,644
          3,583  Edwards Lifesciences Corp.*(1)                                       120,031
          4,189  Fossil, Inc.*                                                        129,608
          2,357  Henry Schein, Inc.*                                                  146,865
          2,722  Hillenbrand Industries, Inc.                                         137,543
          5,761  Hormel Foods Corp.                                                   154,280
            915  ICU Medical, Inc.*(1)                                                 23,827
          3,105  ITT Educational Services, Inc.*                                      111,935
          4,641  IVAX Corp.*                                                           88,875
          3,060  John H. Harland Co.                                                   95,931
          3,878  Lincare Holdings, Inc.*(1)                                           115,215
          2,920  Memberworks, Inc.*(1)                                                 76,621
          3,748  Mentor Corp.                                                         126,233
          5,465  Odyssey HealthCare, Inc.*                                             97,004
          2,574  Omnicare, Inc.                                                        72,999
          2,130  Patterson Companies, Inc.*(1)                                        163,073
          2,031  Pediatrix Medical Group, Inc.*                                       111,400
          3,896  Pharmaceutical Product Development, Inc.*                            140,256
          2,856  PolyMedia Corp.(1)                                                    87,965
          5,182  Priority Healthcare Corp.*(1)                                        104,417
          8,327  Regeneron Pharmaceutical, Inc.*                                       72,278
          4,361  Renal Care Group, Inc.*                                              140,555
          4,191  Rent-A-Center, Inc.*                                                 108,379
          1,955  Respironics, Inc.*                                                   104,475
          4,871  Rewards Network, Inc.*                                                32,490
          5,271  Rollins, Inc.                                                        128,033
          1,332  Sanderson Farms, Inc.                                                 44,555
          1,960  Sierra Health Services, Inc.*(1)                                      93,943
          2,185  StarTek, Inc.                                                         68,522

                       ROCHDALE MID/SMALL GROWTH PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
CONSUMER NON CYCLICALS, CONTINUED
          4,870  Sybron Dental Specialties, Inc.*                            $        144,590
          2,568  Techne Corp.*                                                         98,046
            924  Teva Pharmaceutical Industries Ltd.                                   23,978
          1,804  The Scotts Co. - Class A*                                            115,727
            764  UnitedHealth Group, Inc.                                              56,337
          2,914  Valassis Communications, Inc.*                                        86,196
          2,482  Varian Medical Systems, Inc.*                                         85,803
          3,014  WD-40 Co.                                                             86,200
                                                                             -----------------
                                                                                    5,878,027
                                                                             -----------------
ENERGY: 3.8%
          1,627  CARBO Ceramics, Inc.                                                 117,372
          3,106  Headwaters, Inc.*                                                     95,851
          5,506  Maverick Tube Corp.*(1)                                              169,640
          2,632  Patina Oil & Gas Corp.                                                77,828
          2,994  Western Gas Resources, Inc.                                           85,598
          9,257  XTO Energy, Inc.                                                     300,667
                                                                             -----------------
                                                                                      846,956
                                                                             -----------------
FINANCIAL SERVICES: 12.6%
          5,225  Arthur J. Gallagher & Co.                                            173,104
          2,181  Bank of Hawaii Corp.                                                 103,052
          2,840  Brown & Brown, Inc.                                                  129,788
          1,046  City National Corp.                                                   67,938
          1,217  Commerce Bancorp, Inc.                                                67,178
          2,772  Community First Bankshares, Inc.                                      88,870
          3,916  Compass Bancshares, Inc.                                             171,599
          1,408  Cullen/Frost Bankers, Inc.                                            65,430
          5,391  Eaton Vance Corp.                                                    217,743
          3,416  First BanCorp.                                                       164,993
          1,718  First Midwest Bancorp, Inc.                                           59,374
          3,673  Fremont General Corp.                                                 85,030
          4,039  Greenpoint Financial Corp.                                           186,844
          3,503  Hilb Rogal & Hamilton Co.                                            126,879
          3,411  Hudson United Bancorp                                                125,695
          3,288  Investors Financial Services Corp.(1)                                148,387
          4,358  Legg Mason, Inc.                                                     232,124
          1,897  New Century Financial Corp.                                          114,237
          6,436  TCF Financial Corp.                                                  194,946
          6,842  Waddell & Reed Financial, Inc.(1)                                    150,524
          2,052  Westamerica Bancorporation                                           112,634
                                                                             -----------------
                                                                                    2,786,369
                                                                             -----------------

                       ROCHDALE MID/SMALL GROWTH PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
INDUSTRIALS: 15.0%
          1,677  AMETEK, Inc.                                                $         50,847
          1,412  C.H. Robinson Worldwide, Inc.(1)                                      65,503
          1,545  CLARCOR, Inc.                                                         73,650
            906  CUNO, Inc.*                                                           52,322
          1,028  Cymer, Inc.*                                                          29,462
          3,442  Donaldson Co., Inc.(1)                                                97,718
          4,090  Energizer Holdings, Inc.*                                            188,549
          2,437  Engineered Support Systems, Inc.                                     111,225
          4,494  Expeditors International of Washington, Inc.                         232,340
          3,449  Fisher Scientific International, Inc.*                               201,180
          2,154  Flir Systems, Inc.*                                                  126,009
          4,731  Graco,  Inc.                                                         158,489
          4,443  Heartland Express, Inc.                                               81,973
            979  Hubbell, Inc.                                                         43,889
          3,727  IDEX Corp.                                                           126,569
          4,080  Internagnetics General Corp.*                                         94,452
          6,024  Itron, Inc.*(1)                                                      105,119
          1,826  J.B. Hunt Transport Services, Inc.                                    67,818
          1,548  Jacobs Engineering Group, Inc.*                                       59,273
          4,470  Knight Transportation, Inc.*                                          95,747
          3,417  Landstar System, Inc.*                                               200,510
            401  Photon Dynamics, Inc.*                                                 8,140
          2,923  Rayovac Corp.*                                                        77,021
          1,200  Rogers Corp.*                                                         50,988
          3,361  Roper Industries, Inc.                                               193,123
          3,835  Simpson Manufacturing Co., Inc.                                      242,372
          3,169  Stericycle, Inc.*                                                    145,457
          6,082  Tetra Tech, Inc.*                                                     77,059
          6,397  Trimble Navigation Ltd.*                                             202,145
          3,100  Wilson Greatbatch Technologies, Inc.*(1)                              55,459
                                                                             -----------------
                                                                                    3,314,408
                                                                             -----------------
TECHNOLOGY: 14.6%
          5,614  Acxiom Corp.(1)                                                      133,276
          4,830  ANSYS, Inc.*                                                         240,196
         17,912  Atmel Corp.*                                                          64,841
         14,371  Axcelis Technologies, Inc.*                                          118,992
          6,836  Brooks Automation, Inc.*(1)                                           96,729
          4,602  Catapult Communications Corp.*                                        86,702
          2,950  Cerner Corp.*(1)                                                     127,617
          3,431  Certegy, Inc.                                                        127,668
          4,378  Cognizant Technology Solutions Corp.*(1)                             133,573
          4,354  Dendrite International, Inc.*                                         70,186
          2,030  Diebold, Inc.                                                         94,801
          2,718  DST Systems, Inc.*                                                   120,869
          2,699  FactSet Research Systems, Inc.(1)                                    130,092
          5,429  Global Imaging Systems, Inc.*                                        168,733

                       ROCHDALE MID/SMALL GROWTH PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
TECHNOLOGY, CONTINUED
          2,905  Global Payments, Inc.                                       $        155,563
          5,354  Helix Technology Corp.                                                72,788
          3,383  Henry Jack & Associates, Inc.                                         63,499
          7,290  Integrated Circuit Systems, Inc.*                                    156,735
          2,091  Kronos, Inc.*                                                         92,610
          5,377  Mentor Graphics Corp.*(1)                                             58,959
          4,189  Mercury Computer Systems, Inc.*                                      112,768
          3,242  Microchip Technology, Inc.                                            87,015
          3,597  Reynolds & Reynolds Co.                                               88,738
          4,985  Sandisk Corp.*                                                       145,163
          5,010  SEI Investments Co.                                                  168,737
          3,028  Silicon Laboratories, Inc.*(1)                                       100,197
          1,553  Take-Two Interactive Software, Inc.*(1)                               51,016
          4,934  Talx Corp.                                                           113,926
          1,918  Varian Semiconductor Equipment Associates, Inc.*                      59,266
                                                                             -----------------
                                                                                    3,241,255
                                                                             -----------------
TELECOMMUNICATIONS: 4.5%
          3,168  ADVO, Inc.                                                            98,018
          5,924  Harte Hanks, Inc.                                                    148,159
          5,437  j2 Global Communications, Inc.*(1)                                   171,755
          1,316  Lee Enterprises, Inc.                                                 60,983
          1,846  Macromedia, Inc.*(1)                                                  37,068
          2,672  Netegrity, Inc.*                                                      20,067
          4,667  Plantronics, Inc.                                                    201,801
             93  Washington Post Co. - Class B                                         85,560
          2,766  WebEx Communications, Inc.*(1)                                        60,354
          5,947  Westwood One, Inc.*                                                  117,572
                                                                             -----------------
                                                                                    1,001,337
                                                                             -----------------
TOTAL COMMON STOCKS
      (cost $18,393,056)                                                           22,130,845
                                                                             -----------------

Principal Amount                                                                   Value
----------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING: 19.6%
COMMERCIAL PAPER: 3.6%
$       808,672  Bear Stearns & Co., 2.025%, 10/6/04                                  808,672
                                                                             -----------------

REPURCHASE AGREEMENT: 16.0%
      3,542,122  Lehman Brothers Triparty Agreement, 1.945%, 10/1/04(2)             3,542,122
                                                                             -----------------

TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
      (cost $4,350,794)                                                             4,350,794
                                                                             -----------------

                       ROCHDALE MID/SMALL GROWTH PORTFOLIO

                                                                                   Value
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
      (cost $22,743,850+), 119.5%                                            $     26,481,639
LIABILITIES IN EXCESS OF OTHER ASSETS,  (19.5)%                                    (4,329,709)
                                                                             -----------------
NET ASSETS, 100.0%                                                            $    22,151,930
                                                                             =================

*     Non-income producing security.

(1) This security or a portion of this security is out on loan at September 30, 2004. Total loaned securities had a market value of $4,203,360 at September 30, 2004.

(2) Collaterized by $3,719,932 of various investment grade corporate bonds and commercial papers with interest rate of 4.51%.

+ At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                                         $     22,743,850
                                                                             =================
Gross tax unrealized appreciation                                            $      4,619,890
Gross tax unrealized depreciation                                                    (882,101)
                                                                             -----------------
Net tax unrealized appreciation                                              $      3,737,789
                                                                             =================

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004 (UNAUDITED)

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS: 99.9%
BASIC MATERIALS: 6.8%
          5,151  Brush Engineered Materials, Inc.*                           $        106,677
          7,544  Buckeye Technologies, Inc.*                                           84,116
          1,723  Cabot Corp.(1)                                                        66,456
          1,962  FMC Corp.*                                                            95,294
          2,415  Lubrizol Corp.                                                        83,559
          1,656  Minerals Technologies, Inc.                                           97,472
          2,710  OM Group, Inc.*                                                       99,078
          3,119  Penford Corp.                                                         54,302
         11,386  PolyOne Corp.*                                                        85,623
            970  Potlach Corp.                                                         45,406
          2,353  Reliance Steel & Aluminum Co.                                         93,414
          5,291  RPM, Inc.                                                             93,386
          8,103  RTI International Metals, Inc.*                                      156,955
          6,378  Ryerson Tull, Inc.                                                   109,510
          2,182  Schweitzer - Mauduit International, Inc.                              70,697
          3,840  Steel Dynamics, Inc.(1)                                              148,301
          5,026  Steel Technologies, Inc.                                             128,751
                                                                             -----------------
                                                                                    1,618,997
                                                                             -----------------
CONSUMER CYCLICALS: 21.4%
          3,374  Angelica Corp.                                                        83,945
          7,542  Ashworth, Inc.*                                                       61,844
          4,627  Aztar Corp.*(1)                                                      122,616
          1,369  Bandag, Inc.                                                          59,962
          2,933  Bassett Furniture Industries, Inc.                                    55,375
          3,332  BJ's Wholesale Club, Inc.*                                            91,097
          3,086  Borg-Warner, Inc.                                                    133,593
          2,747  Brown Shoe Company, Inc.                                              68,840
          3,110  Building Materials Holding Corp.                                      85,587
          3,244  Burlington Coat Factory Warehouse Corp.                               68,870
          5,619  Caesars Entertainment, Inc.*                                          93,837
          3,369  Cash America International, Inc.                                      82,406
         10,067  D.R. Horton, Inc.                                                    333,318
          3,596  Department 56, Inc.*                                                  58,615
          6,371  Foot Locker, Inc.                                                    150,993
          2,768  G&K Services, Inc.                                                   110,000
          7,929  Goody's Family Clothing, Inc.                                         66,762
          2,729  Haggar Corp.                                                          46,775
          2,906  Hughes Supply, Inc.                                                   87,383
          4,710  Insight Enterprises, Inc.*                                            79,316
         10,972  Interface, Inc.*                                                      87,995
          1,985  Jakks Pacific, Inc.*                                                  45,655
          4,670  K2, Inc.*(1)                                                          66,828
          1,822  Kellwood Co.                                                          66,412
          2,794  Landry's Seafood Restaurants, Inc.                                    76,248
          3,746  Lear Corp.                                                           203,970

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
CONSUMER CYCLICALS, CONTINUED
          6,475  Lennar Corp.(1)                                             $        308,210
          3,008  Lone Star Steakhouse & Saloon, Inc.                                   77,697
          1,854  MDC Holdings, Inc.                                                   135,527
            513  Meritage Corporation*                                                 40,322
          3,361  Mohawk Industries, Inc.*                                             266,830
          2,056  Neiman Marcus Group, Inc.(1)                                         118,220
          3,283  Owens & Minor, Inc.                                                   83,388
          3,827  Pep Boys - Manny, Moe & Jack                                          53,578
         14,808  Pinnacle Entertainment, Inc.*                                        204,350
          8,526  Prime Hospitality Corp.*                                             103,761
          4,289  Ryan's Restaurant Group, Inc.*                                        63,649
          1,222  Ryland Group, Inc.(1)                                                113,231
          8,226  Saks, Inc.*                                                           99,123
          3,169  School Specialty, Inc.*(1)                                           124,890
          5,111  ShopKo Stores, Inc.*                                                  88,983
          1,316  Standard Pacific Corp.                                                74,183
          3,394  TBC Corp.*                                                            75,822
          2,925  Tech Data Corp.*                                                     112,759
          2,799  The Cato Corp.                                                        62,278
          4,000  Toll Brothers, Inc.*                                                 185,320
         23,792  Tower Automotive, Inc.*(1)                                            49,725
          1,603  United Stationers, Inc.*                                              69,570
          3,844  Watsco, Inc.                                                         115,435
                                                                             -----------------
                                                                                    5,115,093
                                                                             -----------------
CONSUMER NON CYCLICALS: 13.2%
         10,810  Arquile, Inc.*                                                        49,942
          4,329  Central Parking Corp.                                                 57,229
          5,769  Conmed Corp.*                                                        151,725
          4,019  Consolidated Graphics, Inc.*                                         168,396
          5,376  Constellation Brands, Inc. - Class A*(1)                             204,611
          7,623  Cross Country Healthcare, Inc.*                                      118,157
          8,441  Curative Health Services, Inc.*                                       57,990
          6,073  Dean Foods Co.*(1)                                                   182,311
          3,306  Invacare Corp.(1)                                                    152,076
          2,183  J & J Snack Foods Corp.*                                              93,607
          2,068  Laureate Education, Inc.*                                             76,971
          1,457  Maximus, Inc.*                                                        41,976
          2,698  MoneyGram International, Inc.                                         46,082
          2,293  Nash Finch Co.                                                        72,115
          2,782  NCO Group, Inc.*                                                      74,975
          6,542  PacifiCare Health Systems, Inc.*                                     240,091
          4,773  PepsiAmericas, Inc.                                                   91,164
          4,789  Province Healthcare Co.*                                             100,186
          3,131  RehabCare Group, Inc.*                                                72,107
          5,249  Smithfield Foods, Inc.*(1)                                           131,225
          6,033  Sola International, Inc.*                                            114,929

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
CONSUMER NON CYCLICALS, CONTINUED
          3,573  Sourcecorp*                                                 $         79,106
          7,294  Spherion Corp.*                                                       57,039
          2,336  Sunrise Senior Living, Inc.*(1)                                       82,040
          2,757  The J.M. Smucker Co.                                                 122,438
         17,140  Theragenics Corp.*                                                    62,561
         16,494  Tyson Foods, Inc.(1)                                                 264,234
          4,151  United Rentals, Inc.*                                                 65,959
          1,455  Universal Corp.                                                       64,951
          2,034  Vital Signs, Inc.                                                     65,047
                                                                             -----------------
                                                                                    3,161,240
                                                                             -----------------
ENERGY: 5.3%
          3,496  Newfield Exploration Co.*(1)                                         214,095
          1,836  Peabody Energy Corp.(1)                                              109,242
          3,428  Pioneer Natural Resources Co.                                        118,197
          2,987  Pogo Producing Co.                                                   141,733
          2,164  Questar Corp.                                                         99,155
          2,054  Spinnaker Exploration Co.*(1)                                         71,972
          1,549  Stone Energy Corp.*                                                   67,784
          4,018  Swift Energy Co.*                                                     96,271
          2,488  Varco International, Inc.*                                            66,728
          5,350  Veritas DGC, Inc.*(1)                                                121,873
          3,044  Weatherford International Ltd.*                                      155,305
                                                                             -----------------
                                                                                    1,262,355
                                                                             -----------------
FINANCIAL SERVICES: 24.8%
          2,755  A.G. Edwards, Inc.                                                    95,378
          3,869  Allmerica Financial Corp.*                                           103,999
          4,244  American Financial Group, Inc.                                       126,853
          7,296  AmeriCredit Corp.*(1)                                                152,341
          1,809  AmerUs Group Co.(1)                                                   74,169
          2,005  Anchor BanCorp Wisconsin, Inc.                                        51,930
          8,565  Associated Banc-Corp.                                                274,680
          3,649  Astoria Financial Corp                                               129,503
          5,106  Banknorth Group, Inc.                                                178,710
          7,309  Colonial BancGroup, Inc.                                             149,469
          2,410  Colonial Properties Trust(1)                                          96,930
          2,490  Commercial Federal Corp.                                              67,180
          2,332  Everest Re Group Ltd.                                                173,338
          5,927  Fidelity National Financial, Inc.                                    225,819
          3,141  First American Financial Corp.                                        96,837
          3,228  Flagstar Bancorp, Inc.                                                68,692
          2,920  Greater Bay Bancorp(1)                                                83,950
          2,738  HCC Insurance Holdings, Inc.                                          82,551
          6,466  Hibernia Corp.                                                       170,767
          4,743  Horace Mann Educators Corp.                                           83,382
          4,754  Independence Community Bank Corp.                                    185,644
          3,367  IndyMac Bancorp, Inc.                                                121,885

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
FINANCIAL SERVICES, CONTINUED
          2,568  Irwin Financial Corp.                                       $         66,306
          1,933  Jefferies Group, Inc.(1)                                              66,631
          1,418  MAF Bancorp, Inc.                                                     61,158
          4,453  Mercantile Bankshares Corp.                                          213,566
          9,871  New York Community Bancorp, Inc.(1)                                  202,750
          5,088  Ohio Casualty Corp.*                                                 106,492
          6,403  Old Republic International Corp.                                     160,267
          1,597  Philadelphia Consolidated Holding Corp. Pfd.*                         88,027
          2,202  Protective Life Corp.                                                 86,561
          2,602  Provident Bankshares Corp.                                            87,297
          4,339  Radian Group, Inc.                                                   200,592
          4,194  Raymond James Financial, Inc.(1)                                     101,159
          1,668  RLI Corp.                                                             62,633
          1,750  Selective Insurance Group, Inc.                                       65,100
          1,199  Shurgard Storage Centers, Inc.                                        46,521
          4,772  Sovereign Bancorp, Inc.                                              104,125
          1,630  Stancorp Financial Group, Inc.                                       116,056
          1,854  Susquehanna Bancshares, Inc.                                          45,608
          4,445  SWS Group, Inc.                                                       71,476
          4,256  The PMI Group, Inc.(1)                                               172,709
          5,244  UICI                                                                 171,689
          8,223  W.R. Berkely Corp.                                                   346,682
          3,817  Washington Federal, Inc.                                              95,998
          1,674  Webster Financial Corp.                                               82,679
          1,456  Whitney Holding Corp.                                                 61,152
          7,239  World Acceptance Corp.*                                              168,307
          2,033  Zenith National Insurance Corp.                                       86,016
                                                                             -----------------
                                                                                    5,931,564
                                                                             -----------------
INDUSTRIALS: 20.4%
          7,939  AAR Corp.*                                                            98,841
          2,275  AGCO Corp.*(1)                                                        51,461
          2,197  Alexander & Baldwin, Inc.                                             74,566
          1,958  Analogic Corp.                                                        81,629
          3,762  Applied Industrial Technologies, Inc.                                134,454
          1,796  AptarGroup, Inc.                                                      78,970
          2,697  Arrow Electronics, Inc.*                                              60,898
          4,837  Astec Industries, Inc.*                                               92,483
          7,961  Avnet, Inc.*                                                         136,292
          4,274  Belden CDT, Inc.                                                      93,173
          3,360  Checkpoint Systems, Inc.*                                             52,315
          3,902  Commercial Metals Co.                                                154,987
          1,587  Curtiss-Wright Corp.                                                  90,824
          4,133  DRS Technologies, Inc.*                                              154,740
          2,200  EDO Corp.                                                             61,050
          3,149  Esterline Technologies Corp.*                                         96,328
          5,018  Flowserve Corp.*                                                     121,335

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
INDUSTRIALS, CONTINUED
          2,560  Gardner Denver, Inc.*                                       $         70,579
          7,120  Gerber Scientific, Inc.*                                              46,921
          1,599  Harsco Corp.                                                          71,795
          6,577  IMCO Recycling, Inc.*(1)                                              74,978
          5,529  L-3 Communications Holdings, Inc.(1)                                 370,443
          2,029  Lawson Products, Inc.                                                 83,128
          6,057  Methode Electronics, Inc.                                             77,469
          2,322  Moog, Inc.*                                                           84,289
          2,043  Mueller Industries, Inc.                                              87,747
          4,835  Myers Industries, Inc.                                                52,943
          2,670  Offshore Logistics, Inc.*                                             91,901
          2,497  Overseas Shipholding Group, Inc.                                     123,951
          3,800  Paxar Corp.*(1)                                                       86,184
          7,652  Pentair, Inc.                                                        267,131
          4,177  Precision Castparts Corp.                                            250,829
          2,511  Quanex Corp.                                                         128,764
          8,599  Republic Services, Inc.                                              255,906
          3,744  Robbins & Myers, Inc.                                                 82,368
          1,476  Sequa Corp.*                                                          77,062
          1,816  Texas Industries, Inc.                                                93,415
          3,913  Universal Forest Products, Inc.                                      133,825
          1,077  USF Corp.                                                             38,654
          5,920  Vishay Intertechnology, Inc.*                                         76,368
          2,787  Waste Connections, Inc.*                                              88,292
          2,853  Watts Industries, Inc.                                                76,603
          4,711  Werner Enterprises, Inc.                                              90,969
          7,532  Wolverine Tube, Inc.*                                                 86,995
          1,234  Woodward Governor Co.                                                 83,283
          3,172  York International Corp.                                             100,204
                                                                             -----------------
                                                                                    4,887,342
                                                                             -----------------
TECHNOLOGY: 2.6%
         12,816  Alliance Semiconductor Corp.*                                         44,343
         14,220  Captaris, Inc.*                                                       60,577
          7,687  Digi International, Inc.*                                             87,862
          4,489  eFunds Corp.*                                                         83,451
          4,842  EPIQ Systems, Inc.*(1)                                                75,438
          3,409  Integrated Device Technology, Inc.*                                   32,488
          6,197  Intersil Holding Corp.                                                98,718
          3,511  Standard Microsystems Corp.*                                          61,478
          3,431  THQ, Inc.*                                                            66,767
                                                                             -----------------
                                                                                      611,122
                                                                             -----------------

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 3.6%
          6,029  3Com Corp.*                                                 $         25,442
          4,931  Audiovox Corp.*                                                       83,038
          2,853  Belo Corp.                                                            64,307
          2,216  Black Box Corp.                                                       81,881
          7,672  C-COR.net Corp.*                                                      64,828
          3,451  Checkfree Corp*(1)                                                    95,489
          2,910  Harris Corp.(1)                                                      159,875
          2,755  Information Holdings, Inc.*                                           75,019
         10,791  PC-Tel, Inc.*                                                         89,134
         13,651  SymmetriCom, Inc.*                                                   129,139
                                                                             -----------------
                                                                                      868,152
                                                                             -----------------
UTILITIES: 1.8%
          3,732  Central Vermont Public Service Corp.                                  75,051
          2,033  Energen Corp.                                                        104,801
          1,917  Green Mountain Power Corp.                                            49,938
          3,183  PNM Resources, Inc.                                                   71,649
          2,066  Southern Union Co.*(1)                                                42,353
          3,095  Unisource Energy Corp.(1)                                             75,363
                                                                             -----------------
                                                                                      419,155
                                                                             -----------------

TOTAL COMMON STOCKS
      (cost $20,024,770)                                                           23,875,020
                                                                             -----------------

Principal Amount                                                                   Value
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.2%
MONEY MARKET INVESTMENT: 0.2%
$        59,313  Union Bank of California Money Market Fund                            59,313
                                                                             -----------------
TOTAL SHORT-TERM INVESTMENT
      (cost $59,313)                                                                   59,313
                                                                             -----------------
INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING: 17.8%
COMMERCIAL PAPER: 3.3%
        791,867  Bear Stearns & Co., 2.025%, 10/6/04                                  791,867
                                                                             -----------------
REPURCHASE AGREEMENT: 14.5%
      3,468,512  Lehman Brothers Triparty Agreement, 1.945%, 10/1/04                3,468,512
                                                                             -----------------
TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING
      (cost $4,260,379)                                                             4,260,379
                                                                             -----------------
TOTAL INVESTMENTS
      (cost $24,344,462+), 117.9%                                                  28,194,712
LIABILITIES IN EXCESS OF OTHER ASSETS,  (17.9)%                                    (4,275,577)
                                                                             -----------------
NET ASSETS, 100.0%                                                           $     23,919,135
                                                                             =================

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

      *     Non-income producing security.

(1) This security or a portion of this security is out on loan at September 30, 2004. Total loaned securities had a market value of $4,092,033 at September 30, 2004.

(2) Collaterized by $3,642,626 of various investment grade corporate bonds and commercial papers with interest rate of 4.51%.

+ At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

                                                                                   Value
----------------------------------------------------------------------------------------------
Cost of investments for tax purposes                                         $     24,344,462
                                                                             =================
Gross tax unrealized appreciation                                            $      4,667,555
Gross tax unrealized depreciation                                                    (817,305)
                                                                             -----------------
Net tax unrealized appreciation                                              $      3,850,250
                                                                             =================

                            ROCHDALE ATLAS PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004 (UNAUDITED)

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS: 95.1%
AUSTRIA: 10.3%
         35,200  Erste Bank Der Oesterreichischen Sparkassen AG              $      1,464,566
         73,800  Immofinanz Immobilien Analgen*                                       612,286
          5,000  OMV AG(1)                                                          1,151,955
         56,000  Telekom Austria AG                                                   784,547
         19,600  Wieneberger Baustoffindustr(1)                                       735,165
                                                                             -----------------
                                                                                    4,748,519
                                                                             -----------------

BERMUDA: 0.7%
          6,900  Frontline Ltd.                                                       323,397
            690  Ship Finance International Ltd.                                       13,869
                                                                             -----------------
                                                                                      337,266
                                                                             -----------------

BRAZIL: 9.7%
          2,700  Banco Itau Holding Financeira SA                                     149,850
         32,400  Cia Vale do Rio Doce, ADR(1)                                         728,028
         11,300  Companhia de Bebidas das Americas, ADR                               253,120
          8,000  Embraer - Empresa Brasileira de Aeronautica SA, ADR                  211,200
        131,000  iShares MSCI Brazil Free Index Fund(1)                             2,430,050
         17,000  Petroleo Brasileiro SA, ADR                                          542,640
          8,335  Tim Participacoes SA, ADR                                            118,939
                                                                             -----------------
                                                                                    4,433,827
                                                                             -----------------
CANADA: 1.8%
          8,200  Alcan Aluminium, Ltd.                                                391,960
         11,100  Inco, Ltd.*(1)                                                       433,455
                                                                             -----------------
                                                                                      825,415
                                                                             -----------------
CHINA: 7.1%
        729,000  Angang New Steel Co.                                                 343,557
          7,000  China Petroleum & Chemical Corp.(1)                                  287,350
        794,000  China Telecom Corp. Ltd.                                             257,096
        699,000  Guangdong Kelon Electrical Holdings Co. Ltd.                         250,986
        830,000  Maanshan Iron & Steel                                                367,207
        538,000  Petrochina Co. Ltd.                                                  288,040
        779,000  Shenzhen Express Way Co.                                             264,726
        788,000  Sinopec Beijing Yanhua Petrochemical Co. Ltd.                        318,310
        796,000  Sinopec Shanghai Petrochemical                                       303,678
        290,000  Sinopec Zhenhai Refining & Chemical Company Ltd.                     304,948
        818,000  Sinotrans Ltd.                                                       283,225
                                                                             -----------------
                                                                                    3,269,123
                                                                             -----------------
DENMARK: 0.8%
             47  A P Moller - Maersk A/S                                              360,054
                                                                             -----------------

FRANCE: 2.7%
          6,400  Lagardere S.C.A.                                                     396,963
          5,300  Renault SA                                                           433,464
          6,200  Schneider Electric SA                                                400,806
                                                                             -----------------
                                                                                    1,231,233
                                                                             -----------------

                            ROCHDALE ATLAS PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
GERMANY: 3.1%
          8,200  BASF AG, ADR(1)                                             $        483,390
         19,100  Epcos AG                                                             287,276
         29,500  Infineon Technologies AG, ADR                                        301,490
          9,900  MAN AG                                                               338,135
                                                                             -----------------
                                                                                    1,410,291
                                                                             -----------------
HONG KONG: 4.2%
        213,000  Beijing Enterprises Holdings Ltd.                                    258,122
         18,150  China Mobile Ltd./HK, ADR                                            277,695
      1,456,000  China Overseas Land and Trust                                        315,546
        204,000  China Resources Enterprise Ltd.                                      265,528
      2,040,000  CNPC Hong Kong Ltd                                                   313,925
        340,000  Denway Motors Ltd.                                                   113,362
        650,000  Guangdong Investment Ltd                                             115,029
      2,134,000  Shenzhen Investment Ltd                                              279,131
                                                                             -----------------
                                                                                    1,938,338
                                                                             -----------------
JAPAN: 22.5%
         47,000  Aichi Machine Industry Co. Ltd.                                      155,650
         13,000  Canon Sales Co., Inc.                                                171,501
          8,307  Canon, Inc., ADR                                                     391,758
         74,000  Daiho Corp.                                                          147,711
         58,000  Daiwa Kosho Lease Co. Ltd.                                           309,432
         21,000  Daiwabo Information System Co. Ltd.                                  251,508
        104,000  Descente Ltd.                                                        317,997
         26,700  Edion Corp.(1)                                                       224,327
          6,000  Fanuc Ltd.(1)                                                        315,747
        128,000  Gakken Co. Ltd.(1)                                                   297,310
         58,000  Hitachi Ltd.                                                         350,479
         19,000  Intec, Inc.                                                          138,947
         29,000  Izumiya Co. Ltd.                                                     177,344
         22,000  Japan Securities Finance Co. Ltd.                                    126,752
         18,000  JSR Corp.                                                            290,705
         23,000  Kagoshima Bank Ltd.                                                  133,975
         42,000  Keiyo Co. Ltd.                                                       154,716
         26,000  Kojima Co. Ltd.(1)                                                   277,186
        124,000  Kurabo Industries Ltd.                                               250,891
         47,000  Maeda Corp.                                                          197,868
        104,600  Marudai Food Co. Ltd.                                                200,250
         26,000  Mitsubishi Tokyo Financial Group, Inc., ADR                          216,840
         35,000  Naigai Co. Ltd.*(1)                                                   39,378
         98,000  Nihon Yamamura Glass Co. Ltd.                                        217,847
         34,200  Nippo Corp.                                                          196,111
         63,000  Nippon Shinpan Co. Ltd.                                              185,773
         32,000  Nishimatsu Construction Co. Ltd.                                      99,007
         64,000  Nisshin Oillio Group Ltd. (The)(1)                                   261,888
        130,000  Nitto Boseki Co. Ltd.                                                230,005
         20,000  Nomura Securities Co. Ltd.                                           256,771
            198  NTT Docomo, Inc.                                                     335,943

                            ROCHDALE ATLAS PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
JAPAN, CONTINUED
         56,000  Raito Kogyo Co. Ltd.                                        $        230,676
         25,000  Ryoyo Electro Corp.                                                  341,151
        131,000  Sanyo Special Steel  Co. Ltd.                                        240,094
         26,900  Seino Transportation Co. Ltd.                                        240,407
         47,000  Shiga Bank Ltd. (The)                                                234,115
          9,836  Sony Corp., ADR                                                      338,260
             57  Sumitomo Mitsui Financial Group, Inc.(1)                             325,818
         69,300  Sumitomo Warehouse Co. Ltd.(1)                                       277,917
         94,000  The Nippon Road Co. Ltd.                                             168,017
         90,000  The Nippon Synthetic Chemical Industry Co. Ltd.                      214,762
         64,900  Toda Corp.                                                           242,606
        100,000  Tokyo Rope Mfg. Co. Ltd.                                             175,112
          5,237  Toyota Motor Corp.(1)                                                400,002
                                                                             -----------------
                                                                                   10,350,554
                                                                             -----------------
MEXICO: 9.6%
         20,800  America Movil SA de CV, ADR                                          811,824
         29,023  Cemex SA de CV, ADR                                                  816,707
        103,000  Grupo Carso SA de CV                                                 472,522
        100,000  Grupo Financiero Banorte SA de CV                                    471,651
          8,600  Grupo Televisa SA, GDR                                               453,478
         13,800  Telefonos de Mexico SA, ADR                                          445,326
        278,000  Wal-Mart de Mexico SA                                                942,555
                                                                             -----------------
                                                                                    4,414,063
                                                                             -----------------
NETHERLANDS: 1.5%
         23,300  ASM Lithography Holding NV (New York Registered)*                    299,871
         15,900  Koninklijke (Royal) Philips Electronics NV                           364,269
                                                                             -----------------
                                                                                      664,140
                                                                             -----------------
NORWAY: 9.5%
        101,600  Den Norske Bank ASA                                                  803,714
         19,400  Norsk Hydro ASA                                                    1,412,167
         22,300  Norske Skogindustrier ASA                                            400,019
         35,300  Orkla ASA (Series A)                                                 975,384
        102,000  Telenor ASA(1)                                                       776,573
                                                                             -----------------
                                                                                    4,367,857
                                                                             -----------------
SOUTH KOREA: 9.6%
         13,960  Hyundai Motor Co.                                                    643,748
         19,600  Kookmin Bank, ADR                                                    624,064
          9,200  LG Electronics, Inc.                                                 528,910
         16,800  Posco, ADR                                                           635,880
          2,610  Samsung Electronics Co. Ltd.                                       1,038,107
          4,330  Samsung SDI Co. Ltd.                                                 426,795
         26,800  SK Telecom, ADR(1)                                                   521,260
                                                                             -----------------
                                                                                    4,418,764
                                                                             -----------------
SWEDEN: 1.0%
         14,200  Ericsson Tel, ADR(1)                                                 443,608
                                                                             -----------------

                            ROCHDALE ATLAS PORTFOLIO

Shares/Principal Amount                                                            Value
----------------------------------------------------------------------------------------------
SWITZERLAND: 1.0%
          1,500  Sulzer AG                                                   $        449,267
                                                                             -----------------

TOTAL COMMON STOCKS
  (cost $36,769,081)                                                               43,662,319
                                                                             -----------------

SHORT-TERM INVESTMENTS: 4.3%
MONEY MARKET INVESTMENT: 4.3%
      1,982,490  Highmark Diversified Money Market Fund                             1,982,490
                                                                             -----------------

TOTAL SHORT-TERM INVESTMENTS
  (cost $1,982,490)                                                                 1,982,490
                                                                             -----------------

INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING: 22.4%
COMMERCIAL PAPER: 4.2%
  $   1,911,136  Bear Stearns & Co., 2.025%, 10/6/04                                1,911,136

REPURCHASE AGREEMENT: 18.2%
      8,371,098  Lehman Brothers Triparty Agreement, 1.945%, 10/1/04(2)             8,371,098
                                                                             -----------------

TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING (cost $10,282,234)                              10,282,234
                                                                             -----------------

TOTAL INVESTMENT
  (cost $49,033,805+):  121.8%                                                     55,927,043
LIABILITIES IN EXCESS OF OTHER ASSETS, (21.8%)                                     (9,994,472)
                                                                             -----------------
NET ASSETS, 100.0%                                                           $     45,932,571
                                                                             =================

* Non-income producing security.
ADR - American Depository Receipt.

(1) This security or a portion of this security is out on loan at September 30, 2004. Total loaned securities had a market value of $9,835,723 at September 30, 2004.

(2) Collaterized by $8,791,315 of various investment grade corporate bonds and commercial papers with interest rate of 4.51%.

+ At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                                         $     49,033,805
                                                                             =================
Gross tax unrealized appreciation                                            $      8,476,642
Gross tax unrealized depreciation                                                  (1,583,404)
                                                                             -----------------
Net tax unrealized appreciation                                              $      6,893,238
                                                                             =================

                            ROCHDALE ATLAS PORTFOLIO

                                                                       % of
Sector                                                              Net Assets
--------------------------------------------------------------------------------
Financial                                                                 36.6%
Industrial                                                                19.9%
Communications                                                            12.9%
Consumer, Cyclical                                                        12.5%
Basic Materials                                                           11.2%
Funds                                                                      9.6%
Energy                                                                     9.4%
Consumer, Non-cyclical                                                     4.3%
Technology                                                                 3.0%
Diversified                                                                2.4%
                                                                    ------------
Total Investment in Securities                                           121.8%
Liabilities in Excess of Other Assets                                    -21.8%
                                                                    ------------
Net Assets                                                               100.0%
                                                                    ============

                      ROCHDALE DIVIDEND & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004 (UNAUDITED)

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
COMMON STOCKS: 97.0%
BASIC MATERIALS: 5.0%
          8,818  Dow Chemical Co.                                            $        398,397
          3,850  Du Pont (E.I.) de Nemours and Co.                                    164,780
          7,152  Plum Creek Timber Co., Inc.                                          250,535
          4,323  Weyerhaeuser Co.                                                     287,393
                                                                             -----------------
                                                                                    1,101,105
                                                                             -----------------
CONSUMER CYCLICALS: 4.6%
          7,008  General Motors Corp.                                                 297,700
          5,400  Limited Brands                                                       120,366
          8,436  May Department Stores Co.                                            216,215
         25,800  Volume Services America Holdings, Inc.                               379,260
                                                                             -----------------
                                                                                    1,013,541
                                                                             -----------------
CONSUMER NON CYCLICALS: 14.7%
          3,750  Altria Group, Inc.                                                   176,400
         11,390  Bristol-Myers Squibb Co.                                             269,601
         12,572  Conagra, Inc.                                                        323,226
          3,100  Donnelley (R.R.) & Sons Co.                                           97,092
          6,885  H.J. Heinz & Co.                                                     247,998
          8,696  Kraft Foods, Inc.                                                    275,837
          3,944  Landauer, Inc.                                                       185,092
         11,116  Loews Corp. - Carolina Group                                         270,897
          7,921  Merck & Co., Inc.                                                    261,393
          3,610  Procter & Gamble Co.                                                 195,373
          2,573  Reynolds American, Inc.                                              175,067
            875  Schering-Plough Corp.                                                 16,677
         12,057  UST, Inc.                                                            485,415
          8,315  WD-40 Co.                                                            237,809
                                                                             -----------------
                                                                                    3,217,877
                                                                             -----------------
ENERGY: 10.5%
          1,000  BP Plc                                                                57,530
          8,668  ChevronTexaco Corp.                                                  464,952
          6,115  DTE Energy Co.                                                       257,992
            332  Enbridge Energy Management LLC                                        14,824
          6,126  Equitable Resources, Inc.                                            332,703
         11,448  Exxon Mobil Corp.                                                    553,282
            621  Kinder Morgan Management LLC                                          25,784
          8,386  National Fuel Gas Co.                                                237,575
          6,406  Occidental Petroleum Corp.                                           358,288
                                                                             -----------------
                                                                                    2,302,930
                                                                             -----------------
FINANCIAL SERVICES: 23.0%
         17,380  ACM Income Fund, Inc.                                                141,473
         28,820  Nuveen Quality Preferred Income Fund II                              432,300
          2,500  AmREIT                                                                18,650
          8,480  Amsouth Bancorporation                                               206,912
         12,752  Bank of America Corp.                                                552,544

                      ROCHDALE DIVIDEND & INCOME PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
FINANCIAL SERVICES, CONTINUED
          2,525  BlackRock Limited Duration Income Trust                     $         49,540
          2,700  Blackrock Preferred Opportunity Trust Fund                            66,690
          4,120  BlackRock Strategic Bond Trust                                        66,126
         14,234  Calamos Convertible Opportunities and Income Fund                    287,954
          5,451  Comerica, Inc.                                                       323,517
         16,170  First Commonwealth Financial Corp.                                   220,074
         11,244  FirstMerit Corp.                                                     295,773
          2,150  General Growth Properties, Inc.                                       66,650
          7,603  KeyCorp                                                              240,255
          5,096  National City Corp.                                                  196,808
          5,205  NBT Bancorp, Inc.                                                    121,953
         11,389  People's Bank                                                        406,929
          6,814  Regions Financial Corp.                                              225,271
          6,396  Sovran Self Storage, Inc.                                            250,595
          6,469  Susquehanna Bancshares, Inc.                                         159,137
          5,907  The St. Paul Companies, Inc.                                         195,285
         25,110  Trustco Bank Corp. NY                                                321,910
          4,279  Whitney Holding Corp.                                                179,718
                                                                             -----------------
                                                                                    5,026,064
                                                                             -----------------
INDUSTRIALS: 2.6%
            300  3M Co.                                                                23,991
          1,450  Cooper Industries Ltd.                                                85,550
          4,722  Federal Signal Corp.                                                  87,735
          9,647  General Electric Co.                                                 323,946
          1,622  Honeywell International, Inc.                                         58,165
                                                                             -----------------
                                                                                      579,387
                                                                             -----------------
REIT: 23.8%
          9,033  Pennsylvania Real Estate Investment Trust                            349,216
         19,015  US Restaurant Properties, Inc.                                       321,163
          7,194  Camden Property Trust                                                332,363
          5,714  Colonial Properties Trust                                            229,817
         10,921  First Industrial Realty Trust, Inc.                                  402,985
         11,078  Glenborough Realty Trust, Inc.                                       230,090
         13,009  Glimcher Realty Trust                                                316,119
         11,911  Health Care Property Investors, Inc.                                 309,686
          8,495  Health Care REIT, Inc.                                               299,024
         22,233  HRPT Properties Trust                                                244,341
          6,445  Liberty Property Trust                                               256,769
          4,500  Mack-Cali Realty Corp.                                               199,350
         19,829  Nationwide Health Properties, Inc.                                   411,452
         10,792  New Plan Excel Realty Trust                                          269,800
          8,996  Tanger Factory Outlet Centers, Inc.                                  402,841
          4,138  The Macerich Co.                                                     220,514
         12,965  Washington Real Estate Investment Trust                              392,839
          1,500  Windrose Medical Properties Trust                                     19,485
                                                                             -----------------
                                                                                    5,207,854
                                                                             -----------------

                      ROCHDALE DIVIDEND & INCOME PORTFOLIO

         Shares                                                                    Value
----------------------------------------------------------------------------------------------
TECHNOLOGY: 0.8%
          6,500  Microsoft Corp.                                              $       179,725
                                                                             -----------------
TELECOMMUNICATIONS: 2.2%
          7,545  SBC Communications, Inc.                                             195,793
          7,267  Verizon Communications, Inc.                                         286,174
                                                                             -----------------
                                                                                      481,967
                                                                             -----------------
UTILITIES: 9.8%
          5,444  Cinergy Corp.                                                        215,582
          4,236  Cleco Corp.                                                           73,029
          3,704  Dominion Resources, Inc.                                             241,686
         13,100  Hawaiian Electric Industries, Inc.                                   347,674
          6,908  KeySpan Corp.                                                        270,794
          3,457  NiSource, Inc.                                                        72,632
          7,566  Northwest National Gas Co.                                           240,069
          3,880  Peoples Energy Corp.                                                 161,718
          3,445  Pinnacle West Capital Corp.                                          142,967
          3,694  Progress Energy, Inc.                                                156,404
          5,053  Public Service Enterprise Group, Inc.                                215,258
                                                                             -----------------
                                                                                    2,137,813
                                                                             -----------------
TOTAL COMMON STOCKS
     (cost $19,757,403)                                                            21,248,263
                                                                             -----------------

Principal Amount                                                                   Value
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 2.9%
MONEY MARKET INVESTMENT: 2.9%
        629,505  Union Bank of California Money Market Fund                           629,505
                                                                             -----------------
TOTAL SHORT-TERM INVESTMENT
      (cost $629,505)                                                                 629,505
                                                                             -----------------
TOTAL INVESTMENTS
      (cost $20,386,908+),  99.9%                                                  21,877,768
OTHER ASSETS AND LIABILITIES, 0.1%                                                     26,789
                                                                             -----------------
NET ASSETS, 100.0%                                                           $     21,904,557
                                                                             =================

+ At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                                         $     20,386,908
                                                                             =================
Gross tax unrealized appreciation                                            $      1,769,808
Gross tax unrealized depreciation                                                    (278,948)
                                                                             -----------------
Net tax unrealized appreciation                                              $      1,490,860
                                                                             =================

                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004 (UNAUDITED)

                                                          Coupon   Maturity
Principal Amount                                           Rate      Date          Value
----------------------------------------------------------------------------------------------
CORPORATE BONDS: 53.7%
CONSUMER CYCLICALS: 3.5%
         15,000  Cooper Tire & Rubber Co.                 7.750%   12/15/09  $         17,187
         40,000  DaimlerChrysler NA Holding Corp.         7.400%   01/20/05            40,592
        585,000  May Department Stores Co.                10.625%  11/01/10           762,858
                                                                             -----------------
                                                                                      820,637
                                                                             -----------------
ENERGY: 2.8%
        130,000  Burlington Resources, Inc.               8.200%   03/15/25           164,870
        100,000  Louisiana Land & Exploration             7.650%   12/01/23           119,010
        325,000  Noble Corp.                              6.950%   03/15/09           362,415
                                                                             -----------------
                                                                                      646,295
                                                                             -----------------
FINANCIAL SERVICES: 29.6%
        130,000  Bank of America Corp.                    7.800%   02/15/10           152,718
        500,000  Callable Asset Swap Trust                3.250%   01/15/13           475,000
        500,000  Chemical Bank                            6.700%   08/15/08           552,590
        100,000  Chubb Corp.                              7.125%   12/15/07           112,027
         25,000  Cigna Corp.                              8.250%   01/01/07            27,527
        125,000  First Union Corp.                        6.300%   04/15/28           135,784
        175,000  General Electric Capital Corp.           8.750%   05/21/07           199,674
        100,000  HSBC Bank Plc                            7.625%   06/15/06           108,673
        400,000  HSBC USA Capital Trust                   7.530%   12/04/26           435,992
        100,000  HSBC USA, Inc.                           8.375%   02/15/07           111,417
        450,000  International Lease Finance Corp.        5.700%   07/03/06           471,524
      1,000,000  International Lease Finance Corp.        5.875%   05/01/13         1,063,522
        340,000  JP Morgan Chase & Co.                    7.000%   11/15/09           385,720
        500,000  Morgan JP & Co., Inc.                    0.000%   04/24/27            92,154
        300,000  National Rural Utilities                 6.550%   11/01/18           338,157
        250,000  Salomon Smith Barney Holdings, Inc.      7.300%   08/01/13           284,591
        310,000  Stilwell Financial                       7.000%   11/01/06           329,814
         25,000  Suntrust Banks Inc.                      6.000%   02/15/26            26,522
      1,295,000  Transamerica Corp.                       9.375%   03/01/08         1,515,668
        100,000  Union Planters Bank NA                   6.500%   03/15/18           107,934
                                                                             -----------------
                                                                                    6,927,008
                                                                             -----------------
INDUSTRIALS: 1.5%
        100,000  CSX Transportation, Inc.                 6.400%   03/15/06           105,197
         25,000  Ryder System, Inc.                       9.875%   05/15/17            29,122
        200,000  Snap-On, Inc.                            6.625%   10/01/05           207,629
                                                                             -----------------
                                                                                      341,948
                                                                             -----------------
TECHNOLOGY: 0.5%
         75,000  Computer Associates International, Inc.  6.375%   04/15/05            76,688
         50,000  First Data Corp.                         6.375%   12/15/07            54,583
                                                                             -----------------
                                                                                      131,271
                                                                             -----------------
TELECOMMUNICATIONS: 4.0%
        180,000  Airtouch Communication Vodafone Group    6.650%   05/01/08           198,528
        500,000  GTE North, Inc.                          7.625%   05/15/26           532,113
        200,000  Walt Disney Co.                          5.620%   12/01/08           203,419
                                                                             -----------------
                                                                                      934,060
                                                                             -----------------

                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

                                                          Coupon   Maturity
Principal Amount                                           Rate      Date          Value
----------------------------------------------------------------------------------------------
UTILITIES: 11.8%
        300,000  Duke Energy Corp.                        4.200%   10/01/08  $        303,073
        200,000  Indianapolis Power & Light               7.375%   08/01/07           220,080
         40,000  PP&L, Inc.                               6.550%   03/01/06            42,045
        250,000  Rochester Gas & Electric Corp.           5.840%   12/22/08           268,249
         20,000  Select Sector SPDR Fund                  0.000%   11/01/06           501,000
      1,000,000  SLM Corp.                                5.202%   01/01/14         1,002,880
        100,000  TXU Eastern Funding Co.                  6.450%   05/15/05            13,250
        175,000  Virginia Electric and Power Co.          7.000%   01/01/24           180,413
        200,000  West Texas Utilities Co.                 7.750%   06/01/07           220,785
                                                                             -----------------
                                                                                    2,751,775
                                                                             -----------------
TOTAL CORPORATE BONDS
     (cost $12,178,265)                                                            12,552,994
                                                                             -----------------
ASSET BACKED SECURITIES: 0.8%
        191,332  Mastr Asset Securitization Trust         10.934%  09/25/33           187,118
                                                                             -----------------
TOTAL ASSET BACKED SECURITIES
     (cost $190,376)                                                                  187,118
                                                                             -----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 39.0%
U.S. GOVERNMENT NON-MORTGAGE-BACKED SECURITIES: 14.9%
      1,000,000  Federal Home Loan Bank                   4.850%   04/22/13         1,001,778
      1,000,000  Federal Home Loan Bank                   5.250%   10/30/12           962,500
        500,000  Federal Home Loan Bank                   5.300%   03/13/18           501,586
      1,000,000  Federal Home Loan Mortgage Corp.         4.750%   12/08/10         1,008,166
                                                                             -----------------
                                                                                    3,474,030
                                                                             -----------------
OTHER MORTGAGE-BACKED SECURITIES: 24.1%
      1,000,000  Federal National Mortgage Association    4.600%   06/05/18           950,230
      1,000,000  Federal National Mortgage Association    4.750%   02/21/13           991,110
      1,000,000  Federal National Mortgage Association    5.000%   11/23/11         1,002,690
      1,000,000  Federal National Mortgage Association    5.500%   07/18/12         1,017,985
      1,000,000  Federal National Mortgage Association    5.750%   11/07/17           997,311
        100,000  Federal National Mortgage Association    6.400%   09/27/05           103,930
        250,000  Federal National Mortgage Association    6.500%   04/24/17           261,289
        350,427  Federal National Mortgage Association    8.987%   02/25/19           316,127
                                                                             -----------------
                                                                                    5,640,672
                                                                             -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (cost $9,336,057)                                                              9,114,702
                                                                             -----------------
SHORT-TERM INVESTMENT: 4.9%
MONEY MARKET INVESTMENT: 4.9%
      1,143,229  Union Bank of California Money Market Fund                         1,143,229
                                                                             -----------------
TOTAL SHORT-TERM INVESTMENT
     (cost $1,143,229)                                                              1,143,229
                                                                             -----------------

                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

Principal Amount                                                                   Value
----------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING: 16.8%
COMMERCIAL PAPER: 3.1%
        732,877  Bear Stearns & Co., 2.025%, 10/6/04                         $        732,877
                                                                             -----------------

REPURCHASE AGREEMENT: 13.7%
      3,210,123  Lehman Brothers Triparty Agreement, 1.945%, 10/1/04(2)             3,210,123
                                                                             -----------------

TOTAL INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING (cost $3,943,000)                                3,943,000
                                                                             -----------------

TOTAL INVESTMENTS
      (cost $26,790,927+), 115.2%                                                  26,941,043
LIABILITIES IN EXCESS OF OTHER ASSETS, (15.2%)                                     (3,563,312)
                                                                             -----------------
NET ASSETS, 100.0%                                                           $     23,377,731
                                                                             =================

(1) This security or a portion of this security is out on loan at September 30, 2004. Total loaned securities had a market value of $3,861,327 at September 30, 2004.

(2) Collaterized by $3,371,267 of various investment grade corporate bonds and commercial papers with interest rate of 4.51%

+ At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                                         $     26,790,927
                                                                             =================
Gross tax unrealized appreciation                                            $        506,979
Gross tax unrealized depreciation                                                    (356,863)
                                                                             -----------------
Net tax unrealized appreciation                                              $        150,116
                                                                             =================

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over this report (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over this report.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) Rochdale Investment Trust


      By (Signature and Title) /s/ Garrett R. D'Alessandro
                               ----------------------------------
                               Garrett R. D'Alessandro, President

      Date 11/18/04
           -----------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By (Signature and Title) /s/ Garrett R. D'Alessandro
                               ----------------------------------
                               Garrett R. D'Alessandro, President

      Date 11/18/04
           -----------------------


      By (Signature and Title)* /s/ Jane Molbert
                                ---------------------------------
                                Jane Molbert, Treasurer

      Date 11/18/04
           -----------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.